Loans and Merchant Cash Advances - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Purchase of merchant cash advances and loans from partner banks	$ 1,966	$ 512